Schedule of reconciliation of income tax rate (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (2,622)	$ (3,394)	$ (248)
Income tax expense at Cayman statutory rate
Statutory rate	Income tax expense at statutory rate	Income tax expense at statutory rate	Income tax expense at statutory rate
Effect of foreign tax rates percentage	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ (577)	$ (42)
Effect of lower tax rates in foreign jurisdictions		449
Tax effect on non-deductible expenses		14
Tax effect on non-taxable income
Corporate tax exemption			5
Over-provision in prior year		(9)
Unrecognized deferred tax asset		114	37
Income tax benefit	$ (7)	$ (9)